Significant accounting policies (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2022	Jan. 02, 2022
I F R S 14 [Member]
IfrsStatementLineItems [Line Items]
Cash	R$ 35,381	R$ 44,512
Financial assets	2,172,726	1,915,573
At Amortized Cost	1,586,992	1,375,782
At Fair Value through Other Comprehensive Income	121,052	105,622
At Fair Value through Profit or Loss	464,682	434,169
Insurance contracts
Tax assets	59,480	58,433
Income tax and social contribution - current	1,647	1,636
Income tax and social contribution - deferred	51,469	50,831
Other	6,364	5,966
Other assets	17,529	16,494
Investments, Fixed asseis, Goodwill and lntangible assets	38,324	34,194
Total assets	2,323,440	2,069,206
Financial Liabilities	1,836,690	1,621,786
Insurance contracts and private pension	235,150	214,976
Provisions and Other liabilities	67,519	61,722
Tax liabilities	6,738	6,246
Incarne tax and social contribution - current	2,950	2,450
Incarne tax and social contribution - deferred	345	280
Other	3,443	3,516
Total liabilities	2,146,097	1,904,730
Total stockholders' equity attributed to the owners of the parent company (3)	167,953	152,864
Non-controlling interests	9,390	11,612
Total stockholders' equity	177,343	164,476
Total liabilities and stockholders' equity	2,323,440	2,069,206
Reclassification [Member]
IfrsStatementLineItems [Line Items]
Cash
Financial assets	(1,914)	(1,579)
At Amortized Cost	(8,203)	(6,950)
At Fair Value through Other Comprehensive Income	6,289	5,371
At Fair Value through Profit or Loss
Insurance contracts	23	68
Tax assets
Income tax and social contribution - current
Income tax and social contribution - deferred
Other
Other assets	(55)	(53)
Investments, Fixed asseis, Goodwill and lntangible assets
Total assets	(1,946)	(1,564)
Financial Liabilities
Insurance contracts and private pension	(1,788)	(1,439)
Provisions and Other liabilities	(149)	(125)
Tax liabilities	(9)
Incarne tax and social contribution - current
Incarne tax and social contribution - deferred
Other	(9)
Total liabilities	(1,946)	(1,564)
Total stockholders' equity attributed to the owners of the parent company (3)
Non-controlling interests
Total stockholders' equity
Total liabilities and stockholders' equity	(1,946)	(1,564)
Remeasurement [Member]
IfrsStatementLineItems [Line Items]
Cash
Financial assets	(593)	(260)
At Amortized Cost
At Fair Value through Other Comprehensive Income	(593)	(260)
At Fair Value through Profit or Loss
Insurance contracts
Tax assets	165	261
Income tax and social contribution - current
Income tax and social contribution - deferred	165	261
Other
Other assets
Investments, Fixed asseis, Goodwill and lntangible assets
Total assets	(428)	1
Financial Liabilities
Insurance contracts and private pension	(236)	319
Provisions and Other liabilities
Tax liabilities	44
Incarne tax and social contribution - current
Incarne tax and social contribution - deferred
Other	44
Total liabilities	(192)	319
Total stockholders' equity attributed to the owners of the parent company (3)	(236)	(318)
Non-controlling interests
Total stockholders' equity	(236)	(318)
Total liabilities and stockholders' equity	(428)	1
IFRS 17 [member]
IfrsStatementLineItems [Line Items]
Cash	35,381	44,512
Financial assets	2,170,219	1,913,734
At Amortized Cost	1,578,789	1,368,832
At Fair Value through Other Comprehensive Income	126,748	110,733
At Fair Value through Profit or Loss	464,682	434,169
Insurance contracts	23	68
Tax assets	59,645	58,694
Income tax and social contribution - current	1,647	1,636
Income tax and social contribution - deferred	51,634	51,092
Other	6,364	5,966
Other assets	17,474	16,441
Investments, Fixed asseis, Goodwill and lntangible assets	38,324	34,194
Total assets	2,321,066	2,067,643
Financial Liabilities	1,836,690	1,621,786
Insurance contracts and private pension	233,126	213,856
Provisions and Other liabilities	67,370	61,597
Tax liabilities	6,773	6,246
Incarne tax and social contribution - current	2,950	2,450
Incarne tax and social contribution - deferred	345	280
Other	3,478	3,516
Total liabilities	2,143,959	1,903,485
Total stockholders' equity attributed to the owners of the parent company (3)	167,717	152,546
Non-controlling interests	9,390	11,612
Total stockholders' equity	177,107	164,158
Total liabilities and stockholders' equity	R$ 2,321,066	R$ 2,067,643